Prepayments and other assets - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands				1 Months Ended	12 Months Ended
		Dec. 25, 2018	Dec. 25, 2017	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans receivable, net
Loans receivable, gross					¥ 33,632	¥ 70,325
Less: allowance for doubtful loans					(7,644)	(31,694)	¥ (4,997)	¥ (4,255)
Loans receivable, net	[1]				25,988	38,631
Current Portion					25,988	38,631
Provision of allowance for doubtful accounts					(25,000)
Secured loans
Loans receivable, net
Loans receivable, gross					12,070	12,746
Secured loans | Independent Third Party Trust
Loans receivable, net
Term of arrangement			1 year
Secured receivables acquired from trust
Loans receivable, net
Consideration for loans purchased		¥ 21,424
Secured receivables acquired from trust | Independent Third Party Trust
Loans receivable, net
Loans receivable, gross					12,070	12,746
Less: allowance for doubtful loans					(5,347)	(6,023)
Unsecured loans
Loans receivable, net
Loans receivable, gross					21,562	¥ 57,579
Real estate agent companies
Loans receivable, net
Loans receivable, gross				¥ 45,000
Loan original term				12 months
Interest rate on loan				6.48%
Reversal in the provision of allowance for doubtful accounts					¥ 25,000
Minimum
Loans receivable, net
Loan original term						30 days	30 days
Interest rate on loan					3.60%	3.60%
Minimum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			0.80%
Maximum
Loans receivable, net
Loan original term						5 years	5 years
Interest rate on loan					20.00%	20.00%
Maximum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee			4.00%

[1]	(1) Loans receivable, net